UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06418

LORD ABBETT MUNICIPAL INCOME TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: July 1, 2008 through June 30, 2009

Item 1.	Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06418
Reporting Period: 07/01/2008 - 06/30/2009
Lord Abbett Municipal Income Trust

====================== LORD ABBETT GEORGIA TAX FREE TRUST ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== LORD ABBETT HIGH YIELD MUNICIPAL BOND FUND ==================

ILLINOIS FIN AUTH SPORTS

Ticker:                      Security ID:  45202UAG9
Meeting Date: APR 29, 2009   Meeting Type: Written Consent
Record Date:  APR 3, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     I Agree To Waive The Requirement        For       For          Management
      Contained In Section 9.26 Of the Loan
      Agreement Dated As Of February 1, 2007,
      Requiring That an Independent
      Consultant Be Retained. This Waiver Is
      Effective until Such Time That This
      Holder Provides Written Direction To

--------------------------------------------------------------------------------

ILLINOIS FIN AUTH SPORTS

Ticker:                      Security ID:  45202UAH7
Meeting Date: APR 29, 2009   Meeting Type: Written Consent
Record Date:  APR 3, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     I Agree To Waive The Requirement        For       For          Management
      Contained In Section 9.26 Of the Loan
      Agreement Dated As Of February 1, 2007,
      Requiring That an Independent
      Consultant Be Retained. This Waiver Is
      Effective until Such Time That This
      Holder Provides Written Direction To

==================== LORD ABBETT INTERMEDIATE TAX FREE FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== LORD ABBETT PENNSYLVANIA TAX FREE TRUST ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== LORD ABBETT SHORT DURATION TAX FREE FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 20, 2009